Income Tax (Schedule of Deferred Tax Assets and Liabilities Recognized) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	₪ (99)	₪ (131)
Changes recognized in profit or loss	38	21
Changes recognized in equity		10
Changes recognized in other comprehensive income	1	1
Balance of deferred tax asset (liability)	(60)	(99)
Deferred tax asset	137	104
Offset of balances	(137)	(104)
Deferred tax asset in the consolidated statements of financial position as at December 31,
Deferred tax liability	(197)	(203)
Offset of balances	137	104
Deferred tax liability in the consolidated statements of financial position as at December 31,	(60)	(99)
Allowance for doubtful debts [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	45	43
Changes recognized in profit or loss	(2)	(1)
Changes recognized in equity		3
Changes recognized in other comprehensive income
Balance of deferred tax asset (liability)	43	45
Deferred tax asset	43	45
Deferred tax liability
Property, plant and equipment and intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	(196)	(197)
Changes recognized in profit or loss	11	1
Changes recognized in equity
Changes recognized in other comprehensive income
Balance of deferred tax asset (liability)	(185)	(196)
Deferred tax asset	5	5
Deferred tax liability	(190)	(201)
Carry forward tax deductions and losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	17
Changes recognized in profit or loss	30	17
Changes recognized in equity
Changes recognized in other comprehensive income
Balance of deferred tax asset (liability)	47	17
Deferred tax asset	47	17
Deferred tax liability
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	35	23
Changes recognized in profit or loss	(1)	4
Changes recognized in equity		7
Changes recognized in other comprehensive income	1	1
Balance of deferred tax asset (liability)	35	35
Deferred tax asset	42	37
Deferred tax liability	₪ (7)	₪ (2)